Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 36	$ 45
Intangible assets	1	1
Intangible assets and goodwill	$ 37	$ 46
Computer software
Disclosure of detailed information about intangible assets [line items]
Amortisation rate (as a percent)	20.00%